Impairment (Details 6) - Assets With Impairment Losses [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount	$ 4,445
Recoverable amount	4,173
Sensitivity	$ (272)
C G U Marlim Sul [Member]
IfrsStatementLineItems [Line Items]
Business segment	E&P
Carrying amount	$ 4,445
Recoverable amount	4,173
Sensitivity	$ (272)